Employee Option Plans	12 Months Ended
Dec. 31, 2020
Disclosure Of Employee Option Plans Explanatory [Abstract]
EMPLOYEE OPTION PLANS

Note 17:- Employee Option Plans

a)	Formula and its subsidiaries grant, from time to time, options, restricted share units or restricted shares to their officers and employees to purchase shares in the respective companies. In general, the options expire ten years after grant. The following table sets forth the breakdown of share-based compensation expense resulting from such grants, as included in the consolidated statements of profit or loss:

	Year ended December 31,
	2020	2019	2018
Cost of revenues	$-	$-	$2
Research and development expenses	-	-	4
Selling and marketing expenses	-	74	4
General and administrative expenses	7,856	3,800	3,971
	$7,856	$3,874	$3,981

b)	Formula:

In August 2017, Formula’s board of directors, following the approval by Formula’s compensation committee, awarded its chief financial officer 10,000 restricted shares under the 2011 plan (the “new restricted shares”). These restricted shares vest on a quarterly basis over a three-year period, commencing on August 17, 2017 and concluding on August 17, 2020, provided that during such time the chief financial officer will continue to serve as (i) an officer of the Company and/or (ii) an officer in one of the directly held affiliates, except that if he fails to meet the service condition due to the request of the board of directors of either Formula or any of its directly held affiliates (other than a termination of his provision of services which is based on actions or omissions by him that will constitute “cause” under his grant agreement with Formula), then, the chief financial officer will be deemed to have complied with clauses (i) or (ii) above. Notwithstanding the foregoing, if a change of control of the Company occurs, then all unvested new restricted shares will immediately become vested. Total fair value of the grant was calculated based on the Formula share price on the grant date and equaled to $371 ($37.1 per share).

The total compensation expense that the Company recorded in its statement of profit or loss for the years ended December 31, 2018, 2019 and 2020 in respect of its chief financial officer were $166, $66 and $21, respectively. As of December 31, 2020 Formula chief financial officer holds 10,834 shares.

In November 2018, Formula’s board of directors, following the approval by Formula’s compensation committee, awarded its chief operational officer 10,000 restricted shares under the 2011 plan (the “restricted shares”). These restricted shares vest on an annual basis over a four-year period, commencing on November 19, 2018 and concluding on November 19, 2022, provided that during such time the chief operational officer will continue to serve as (i) an officer of the Company and/or (ii) an officer in one of the directly held affiliates. Total fair value of the grant was calculated based on the Formula share price on the grant date and equaled $382 ($38.2 per share). The total compensation expense the Company recorded in its statement of profit or loss for the years ended December 31, 2018, 2019 and 2020 were $25, $191 and $98, respectively. As of December 31, 2020 Formula chief operational officer holds 10,000 restricted shares from this grant, of which 5,000 are fully vested.

In November 2020, Formula’s board of directors, following the approval by Formula’s compensation committee, awarded Emil Sharvit (2001) Consulting and Project Management Ltd., through which its chief executive officer, provides services to Formula, 611,771 restricted stock units (“RSUs”) in respect of ordinary shares of the Company. 66.67% of the RSUs (i.e., 407,847 RSUs) are subject to time-based vesting that shall start as of the grant date and shall end at December 31, 2027 subject to the continued engagement of Formula chief executive officer with the Company as of that date (the “Vesting Period”); and up to 33.33% of the RSUs (i.e., 203,924 RSUs as of the date hereof) are subject to performance-based vesting, and shall vest at December 31, 2027 on a pro-rata basis with respect to each fiscal year (starting as of January 1, 2020) during the Vesting Period in which the Target EBITDA (as defined below) is achieved, subject to the continued engagement of Formula chief executive officer with the Company. At the end of the vesting period, the number of performance based RSUs that vests shall be equal to (i) the number of fiscal years in which the Target EBITDA was achieved multiplied by (ii) 25,490.50 RSUs (rounded to the nearest whole number, up to a cap of 203,924 RSUs in total).

The “Target EBITDA” in a given fiscal year during the Vesting Period shall mean the Company’s EBITDA in that certain fiscal year (as reflected in the Company’s annual audited consolidated financial statements), excluding the cost attributed to the applicable portion of the RSUs in the Company’s annual audited consolidated financial statements for the applicable fiscal year (as to which the review of performance is made to determine whether one eighth of the Performance Based RSUs (i.e., 25,490.50 RSUs) shall become vested at the end of the Vesting Period). The Target EBITDA shall be not less than 105% of 75% of the Company’s EBITDA in the previous fiscal year, excluding the cost attributed to the applicable portion of the RSUs in the Company’s annual audited consolidated financial statements for such previous fiscal year (the “Previous Year”). Such examination of EBITDA shall be made on the basis of the Company’s annual audited consolidated financial statements as reflected in the Company’s annual report on Form 20-F, and in the event that the Company sells any of its operations, the Target EBITDA shall be adjusted as applicable for future reference by removing the results of the operations that were sold.

In the event that with respect to any specific fiscal year (the “Specific Year”), the Target EBITDA is not achieved, the Target EBITDA with respect to such Specific Year will still be deemed to have been met for the purpose of vesting of RSUs in the event that either: (i) the EBITDA in the fiscal year immediately following the Specific Year was at least 110.25% of 75% of the Company’s EBITDA in the year preceding the Specific Year, or (ii) in case that the condition in the foregoing clause (i) was not met, then the EBITDA in the second fiscal year following the Specific Year was at least 115.7625% of 75% of the Company’s EBITDA in the year preceding the Specific Year. Accordingly, in case that either clause (i) or (ii) was met for a certain Specific Year, then the vesting with respect to such Specific Year shall be deemed to have been achieved, and those RSUs shall become vested as of the end of the Vesting Period. In the event that neither of the conditions described in clauses (i) or (ii) was met, the portion of RSUs for the applicable Specific Year shall automatically expire and terminate.

Notwithstanding the foregoing, in case the Target EBITDA is met (in accordance with the above terms) in a certain fiscal year, yet the Target EBITDA is less than 105% of 75% of the average EBITDA for the three fiscal years that consist of the subject fiscal year and the two preceding years (excluding the cost attributed to the applicable portion of the RSUs in Company’s annual audited consolidated financial statements for such applicable fiscal years), then regardless of meeting the Target EBITDA, the number of performance-based RSUs that vests shall be reduced by 20%.

Total fair value of the grant was calculated based on the Formula share price on the grant date and equaled to ILS 170,864, or $50,054 ($81.8 per share). The total compensation expense the Company recorded in its statement of profit or loss, in accordance with accounting principles, for the year ended December 31, 2020, was $1,191.

In addition to the RSU grant terms described above, Formula board of directors has approved, following the approval by Formula’s compensation committee, an adjustment to the above-described RSU grant based on dividends that the Company distributes to its shareholders. During the Vesting Period of the RSUs, in the event that any dividend, in cash or in kind, is distributed to the shareholders of the Company, then in addition to the distribution to all shareholders, there will be an equivalent payment to Formula chief executive officer with respect to all RSUs that were not converted into shares (whether or not vested) in an amount equal to the pro-rata portion of the overall dividend amount that the RSUs constitute out of the issued and outstanding share capital of the Company as of the date of the distribution. For those purposes, the RSUs will be counted as if they are already vested and converted into shares. These special RSU dividend amounts shall be paid and/or set aside by the Company for the benefit of its chief executive officer, all as described below.

For the purpose of payment of the Dividend Amounts to Formula chief executive officer, the Vesting Period shall be regarded as if it has commenced on January 1, 2020 (other than with respect to distributions and any related dividend amount which were made prior to the grant of the RSUs and which are explicitly excluded), and will be divided into 32 fiscal quarters (each, referred to as a Fiscal Quarter). The dividend amount within each dividend distributed by the Company to its shareholders will be released to, or set aside for, Formula chief executive officer together with the distribution of the dividend. The portion of the Dividend Amount to be released to Formula chief executive officer will in each case be based on the number of Fiscal Quarters that have lapsed at the time of distribution of the dividend. The remainder of the Dividend Amount will be set aside and paid to Formula chief executive officer on a pro-rata basis upon the expiration of each Fiscal Quarter until the Dividend Amount is released in full at the end of the Vesting Period for the RSUs.

In the event of termination of Formula chief executive officer services agreement with the Company, by the Company for Cause (as defined in the services agreement), the RSUs will immediately terminate and become null and void, and all interests and rights of Formula chief executive officer in and to the same will expire. In case of termination of Formula chief executive officer services agreement by the Company not for Cause, or due to the resignation of Formula chief executive officer for Good Reason[1], all unvested RSUs that could have vested from the grant date until December 31, 2027, assuming all performance and time conditions and future targets would have been fulfilled (including all targets that would have resulted in vesting with respect to any Previous Year which could have still been met in future years), will accelerate and become immediately vested and exercisable, regardless of the actual occurrence or failure to occur of any of the future performance targets relating to those RSUs.

In the event of resignation by Formula chief executive officer not for Good Reason, Formula chief executive officer RSUs will vest, in an accelerated manner, in such portion equal to the pro-rata portion of the Vesting Period that has already lapsed (based on the full number of Fiscal Quarters that have lapsed form January 1, 2020 until the actual resignation date, including notice period). However, any Performance Based RSUs for which the applicable target was not achieved up until the resignation date (including the notice period) will expire and terminate.

Total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Formula equity incentive plan as of December 31, 2019 and 2020 were $198 and $51,940, respectively.

c)	Matrix:

In December 2017, Matrix extended its agreement with Revava Management Company Ltd. through which its chief executive officer, Mr. Moti Gutman, provides services to Matrix, for five years’ term starting on January 1, 2018. As part of the new agreement in January 2018, Matrix awarded Mr. Gutman 256,890 (RSUs), which vest on an annual basis over a five-year period, commencing on January 16, 2018 and concludes on December 31, 2022, but not before the publication of Matrix’s financial statements for each respective year, and subject to certain conditions. In 2020, 51,378 restricted share units (RSU) were vested and exercised. As of December 31, 2020 Mr. Gutman holds 154,134 restricted share units (RSU) from this grant.

[1]	“Good Reason” is a termination due to: (i) a material reduction in Formula chief executive representative’s scope of authorities and responsibilities (excluding, for the avoidance of doubt, as a result of changes in legislation or other legal restrictions which affect the scope of Services under its service agreement), (ii) a material breach by the Company of any provision of the service agreement or its exhibits, or (iii) any acceleration event, in each of (i) to (iii) which is not cured (if curable) by the Company within thirty (30) days of receipt of a written notice about such breach from Formula chief executive officer, provided that during the three (3) months prior notice period with respect to resignation for Good Reason the Company shall be entitled to retract its decision in a manner that removes the basis for a Good Reason.

In January 2019, the board of directors of Matrix approved, following the approval by Matrix’s compensation committee, the grant of 1,440,000 options which are exercisable into up to 1,440,000 ordinary shares of Matrix of NIS 1 par value each, to 20 senior officers of Matrix. The exercise price of the options was NIS 41.7 at the date of their grant, subject to adjustments, including upon the distribution of dividends. 50% of the options will be vested on January 1, 2021 with the remaining amount vesting in equal parts on January 1, 2022 and 2023. When the actual exercise will take place, shares will be allotted, according to a net exercise mechanism resulting with Matrix not receiving any cash consideration for the issuance of its shares.

In February 2019, the general shareholder meeting of Matrix approved, after obtaining the approval of Matrix’s compensation committee and Matrix board of directors the grant of 80,000 options which are exercisable into up to 80,000 ordinary shares of Matrix of NIS 1 par value, to the President and Vice Chairman of the Matrix board. The exercise price of the options was NIS 43.16 at the date of their grant, subject to adjustments, including upon the distribution of dividends. 50% of the options will vest on January 1, 2021, with the remaining amount vesting in equal parts on January 1, 2022 and 2023. When the actual exercise will take place, shares will be allotted, according to a net exercise mechanism resulting with Matrix not receiving any cash consideration for the issuance of its shares.

The fair value of the options was estimated on the date of grant using the Binomial model based on the terms which are: risk-free interest rate is 0.5% -1.6%, early exercise factor is 70% and expected volatility is 24%. The contractual life of the options is 5 years from the date of grant.

The following table summarizes Matrix employee stock-based compensation activity during the year ended December 31, 2020:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2020	1,725,512	10.17	3.73	17,153
Exercised	(51,378)	-	-	(689)
Granted	-	-	-	-
Outstanding at December 31, 2020	1,674,134	10.70	2.88	19,935
Exercisable at December 31, 2020	811,378	-	-	9,386

The aggregate intrinsic value provided on the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on the respective dates. This value would change based on the change in the market value of Matrix’ ordinary shares and the change in the exchange rate between the New Israeli Shekel and dollar. Total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Matrix equity incentive plan as of December 31, 2019 and 2020 were $2,491 and $1,368, respectively.

d)	Sapiens:

The following table summarizes Sapiens stock-based compensation activity during the year ended December 31, 2020:

	Year ended December 31, 2019
	Amount of options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value
Outstanding at January 1, 2020	1,869,412	10.25	3.21	23,838
Granted	315,000	26.28
Exercised	(603,519)	8.63
Expired and forfeited	(118,411)	11.15
Outstanding at December 31, 2020	1,462,482	14.26	3.17	24,019
Exercisable at December 31, 2020	732,209	10.59	2.29	14,092

In 2018, 2019 and 2020, Sapiens granted 317,000, 155,000 and 315,000 stock options to its employees and directors to purchase its shares, respectively. The weighted average grant date fair values of the options granted during the years ended December 31, 2018, 2019 and 2020 were $3.43, $4.24 and $7.99, respectively. The aggregate intrinsic value provided on the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on the respective dates. This value would change based on the change in the market value of Sapiens’ common shares. The total intrinsic value of options exercised during the years ended December 31, 2018, 2019 and 2020 was $1,641, $2,301 and $11,658, respectively.

The options outstanding under Sapiens’ stock option plans as of December 31, 2020 have been separated into ranges of exercise price as follows:

Ranges of exercise price	Options outstanding as of December 31, 2020	Weighted Average remaining contractual Term	Weighted average exercise price	Options Exercisable as of December 31, 2020	Weighted Average Exercise price of Options Exercisable
$		(Years)	$		$
1.12	8,408	0.41	1.12	8,408	1.12
8.31-10.07	280,324	1.73	9.17	207,133	9.15
11.07-11.09	682,500	2.81	11.09	426,250	11.09
11.85-15.46	176,250	3.27	12.75	90,418	12.41
24.29-25.4	235,000	5.13	25.12	-	-
31.96	80,000	5.60	31.96	-	-
	1,462,482	3.17	14.26	732,209	10.59

The total equity-based compensation expense related to all of Sapiens’ equity-based awards, recognized for the years ended December 31, 2018, 2019 and 2020, after being adjusted to comply with IFRS, was $2,009 , $1,125 and $4,318, respectively. As of December 31, 2020, there was $6,454 of total unrecognized compensation cost related to non-vested options, which is expected to be recognized over a period of up to four years.

In connection with Sapiens’ acquisition of sum.cumo, on February 6, 2020 (see Note 3b), Sapiens issued an aggregate of 173,005 RSUs to certain employees of sum.cumo in connection with the acquisition. The value of these grants was not included in the purchase price of sum.cumo, since their vesting is subject to both continued employment and other performance criteria.

Sapiens recorded compensation costs related to RSUs of $2,143 for the year ended December 31, 2020, which were included in Selling, marketing, general and administrative expenses in the Company’s consolidated statements of income.

e)	Magic Software:

The following table summarizes Magic Software stock-based compensation activity during the year ended December 31, 2020:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2020	119,767	2.58	1.37	1,171
Granted	-	-
Exercised	(95,517)	2.28
Forfeited	-	-
Outstanding at December 31, 2020	24,250	3.45	1.24	380
Exercisable at December 31, 2020	24,250	3.45	1.24	380

The aggregate intrinsic value provided on the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on the respective dates. This value would change based on the change in the market value of Magic Software’s ordinary shares. Total intrinsic value of options exercised during the years ended December 31, 2018, 2019 and 2020, was $617, $537 and $765 respectively. As of December 31, 2020, there was no unrecognized compensation cost related to non-vested share-based compensation arrangements granted under Magic Software’s plans.

The options outstanding as of December 31, 2020, have been separated into ranges of exercise price categories, as follows:

Ranges of Exercise price	Options outstanding	Weighted average remaining contractual life	Weighted average exercise price	Options exercisable	Weighted average exercise price of exercisable options
$		(Years)	$		$
2.01-3	18,000	0.77	2.94	18,000	2.94
4.01-5	6,250	2.60	4.94	6,250	4.94
	24,250	1.24	3.45	24,250	3.45